BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense
Interest expense	$ 137,468	$ 114,099	$ 74,266
Interest capitalized:
Project assets	38,456	27,676	26,439
Solar power and battery energy storage systems	70,487	33,097	18,666
Property, plant, and equipment		963
Total interest costs	$ 246,411	$ 175,835	$ 119,371
Short-term borrowings
BORROWINGS
Floating interest rate (as a percent)	3.10%	3.80%
Long-term borrowings
BORROWINGS
Floating interest rate (as a percent)	5.40%	6.70%